UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/10

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

EAS GENESIS FUND

CLASS A SHARES  (EASAX)

CLASS C SHARES  (EASYX)

CLASS I SHARES  (EASIX)

EAS GLOBAL CYCLE FUND

CLASS A SHARES  (EGCAX)

CLASS C SHARES  (EGCEX)

CLASS I SHARES  (EGCSX)

1-877-EAS-0757

(1-877-327-0757)

www.EASfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

EAS GENESIS SEMI-ANNUAL

SHAREHOLDER LETTER (as of 10/31/10)

INVESTMENT MARKET REVIEW

Take a look at these figures and ask yourself what kind of a ½ year it was for investors in the stock market (as measured by the S&P 500 Index) and the EAS Genesis Fund (Class I shares):

Return for the 6 months ended 10/31/10:

S&P 500: 0.74%

EAS Genesis Fund Class I: 1.22%

	October 2010	YTD	1 Year	2009	Since Inception	1 Year Thru Q3	Since Inception Thru Q3

EASIX (I Shares)	1.43%	2.37%	4.53%	11.89%	-0.06%	2.62%	-0.73%

S&P 500 TR	3.80%	7.84%	16.52%	26.46%	-1.69%	10.16%	-3.46%

MSCI EAFE	3.61%	4.72%	8.36%	31.78%	-2.41%	3.27%	-4.12%

          Inception date is August 14, 2008.

Now, look at the high and low prices for each during the same period:

S&P 500 TR:

 1701.86 to 1992.873, total range (from top to bottom) = 17.10%

EAS Genesis:

 9.95 to 9.28, total range (from top to bottom) = 7.22%

As you can see, the end result over this relatively short period of time in no meaningful way describes the path the market took to get there.  We can try to hyper-analyze the small total returns of the market and your Fund, but it would be an unproductive exercise.

Technically, we delivered a return nearly double that of the S&P 500, but the “law of small numbers” makes such an argument more like a sales pitch, and that is not who we are nor who you probably want us to be.  Rather, we focus our energy on the steadiness of the journey to whatever short-term outcome is produced.

Recall one of our primary goals in the management of your Fund: AVOID THE BIG LOSS.  The close cousin to this is avoiding much of the volatility that occurs over periods of time such as six months, since a rocky road to even a strong positive outcome may satisfy you, but also make you rethink whether the Fund is doing what we said it is trying to do: advance forward, but protect what you have.  That, we reason, keeps our shareholder “in the boat” and not jumping off to swim to safety somewhere else.  We think that much of today’s investment offerings are intended to play one end of the risk and reward curve – they are either willing to take on market-like volatility, or they endeavor to simply preserve capital.  We are trying to land somewhere in the middle but tilting toward the preservation side of the spectrum.  This served you well during the Fund’s first seven months, when the S&P 500 dramatically lost over ½ of its value, but caused you to lag the market noticeably during the ensuing rebound.  There is an excellent reason for this, so allow us to repeat it here: The EAS Genesis Fund is not intended to closely mimic the movement of the S&P 500 or any other broad stock market indicator; rather, it is designed to grow wealth over time with a less “adventurous” ride than an all-equity investor would endure.  That summarizes the six month period we are covering here, but you would never know it from the final score.

With that performance headline and re-affirmation of our purpose (and hopefully yours in owning the Fund), let’s briefly review the market’s current drivers and our expected future drivers.

MARKET ACTIVITY AND THOUGHTS

In reviewing the market’s second quarter of 2010 in a prior shareholder letter, we observed that when stocks were falling, there were few places to hide. Bond funds that focus toward higher-quality issues and funds that seek to profit from market declines (“bear funds”) were about the only places to profit.  The former area is now increasingly suspect for repeat performances, since rates seem to have finally moved off of their extreme lows.  This has the effect of producing lower bond prices, which will increasingly come as a surprise to an investment public that knows nothing of past periods of sustainably rising rates because this generation of investors (those who did not start investing until the mid-1980s or later) have never experienced it.  We have seen the history books and it is as pretty as a Civil War battle.  We will again caution our shareholders who have investments in high-quality bond funds to revisit your initial rationale for owning them, as this secular period of lower rates could finally possibly reverse itself.

We have questioned since mid-last year whether the massive economic stimulus (read: pumping money into withered economies in and outside the U.S.) was the real root of the “growth” in economic activity.  You can feed a child candy to make her stop whining (I say this from personal experience), but there are “diminishing marginal returns” to this method – that is, eventually, the child has to cheer up on her own.  In our, view, the U.S. and Europe never really advanced past the candy-giving stage.  The reasons for this are many, and all point back to the fact that for decades, we spent more than we had.  The “we” in this case is both consumers and governments, primarily in the U.S. to a lesser but significant degree in Europe, and less so in Asia).  This does not get resolved by throwing money at the problem for a year; it’s a more complex situation to unwind, and will take years.

With all of the economic data we read, absorb and parse to factor into our decision-making, the one that really caught our eye was the release in May of the April U.S. Leading Economic Indicators (LEI) series.  The LEI posted their first decline since March of 2009, which was the last month that stocks were in the bear cycle that started with the Lehman Brothers situation in 2007.  While this was merely one of many data points, the simplicity of the “leading” indicators failing to move forward seemed to us to be one of those “canaries in a coal mine” that we will look back to later and say, “we should have known when we saw that figure that things were going to get worse, not better.”

In a world now more globally-linked than ever, the rifts and debate among European Union member nations were a prominent part of the financial news coverage.  The “P.I.I.G.S.” (Portugal, Italy, Ireland, Greece and Spain) have been identified as the weaker economies that threaten to modify or even disband the financially-united Europe in time.

This leads us to our key to investment strategy the next few years, at least.  Namely, instead of spending a lot of time and energy guessing what the economy will do next, we are looking for opportunities to take advantage of the inevitable extrapolation of greed and fear that drives the prices of certain investment themes to points where we can sell them in the midst of bubble-like conditions, and buy others when sellers are throwing them out at very attractive long-term prices.

This worked very well for us in early 2009, when we picked up several high-volatility funds at 40% - 60% or more below their earlier highs.  Importantly, we are making these decisions with a multi-year time horizon in mind.  We prefer to take a patient, even contrarian approach to finding good ideas to mix into the portfolio, and that has started to serve us well in this market environment.  We believe it is allowing us to invest with a more growth-oriented posture, feeling that our balance is being maintained not only between reward and risk, but also between what we are investing in for long-term, intermediate-term and short-term purposes.

As always, we appreciate your continued confidence and support.  We look forward to some great investment opportunities ahead and doing all that we can to provide you with the steady  investment experience you seek.

Best Regards,

Robert A. Isbitts

Lead Manager

NLD Review Code:0048-NLD-1/10/2011

EAS Genesis Fund
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the six-months ended October 31, 2010, as compared to its benchmark:
	Six-Months	Since Inception**

EAS Genesis Fund - Class A	1.02%	(0.30%)
EAS Genesis Fund - Class C	1.62%	(0.90%)
EAS Genesis Fund - Class I	1.22%	(0.06%)
S&P 500 Total Return Index ***	1.74%	(1.69%)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 14, 2008

*** The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Asset Allocation Funds	18.6%
Long/Short Equity Funds	13.2%
Specialty/Sector Funds	11.6%
Value Funds	10.6%
Inverse Equity Funds	8.5%
Market Neutral Funds	7.8%
Emerging Markets Funds	6.7%
International Fund	5.4%
MidCap Fund	4.1%
Currency Fund	3.7%
Other, Cash & Cash Equivalents	9.8%
	100.0%

EAS Global Cycle Fund
PORTFOLIO REVIEW
October 31, 2010 (Unaudited)

The Fund's performance figures* for the period ended October 31, 2010, as compared to its benchmark:
		Since Inception**

EAS Global Cycle Fund - Class A		4.50%
EAS Global Cycle Fund - Class C		4.50%
EAS Global Cycle Fund - Class I		4.50%
MSCI World Index (Net) ***		13.40%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

** Inception date is August 31, 2010

*** The MSCI World Index is an unmanaged Index.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly, unlike the Fund's return , the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Specialty/Sector Funds	28.8%
Emerging Markets Funds	21.3%
International Real Estate Fund	9.3%
Specialty Fund	7.5%
Long/Short Equity Funds	6.5%
Commodity Fund	4.7%
Inverse Equity Fund	4.7%
Other, Cash & Cash Equivalents	17.2%
	100.0%

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 86.0%
	ASSET ALLOCATION FUND - 18.6%
240,336	FPA Crescent Fund	$ 6,332,852
150,783	Greenspring Fund Incorporated	3,612,764
514,541	Leuthold Asset Allocation Fund	5,268,902
93,940	Permanent Portfolio	4,132,429
		19,346,947
	CURRENCY FUND - 3.7%
315,320	Merk Hard Currency Fund	3,868,973

	EMERGING MARKET FUNDS - 6.7%
78,205	Matthews China Fund	2,347,714
119,271	Matthews India Fund	2,627,550
257,416	T Rowe Price Africa & Middle East Fund	1,966,661
		6,941,925
	HIGH YIELD BOND FUND - 3.0%
431,387	Payden High Income Fund	3,153,436

	INTERNATIONAL FUND - 5.4%
370,568	Longleaf Partners International Fund *	5,569,636

	INTERNATIONAL REAL ESTATE FUND - 3.3%
187,951	EII International Property Fund	3,394,392

	LONG/SHORT EQUITY FUNDS - 13.2%
201,625	Diamond Hill Long-Short Fund	3,199,790
161,690	Gateway Fund	4,147,336
482,487	Hussman Strategic Growth Fund	6,301,284
		13,648,410
	MARKET NEUTRAL FUNDS - 7.8%
351,824	Calamos Market Neutral Income Fund	4,151,525
402,223	Gabelli ABC Fund *	3,990,053
		8,141,578
	MIDCAP FUND - 4.1%
89,097	FBR Focus Fund *	4,238,356

	SPECIALTY/SECTOR FUNDS - 9.6%
157,756	Burnham Financial Industries Fund *	1,795,263
175,219	Prudential Jennison Health Sciences Fund *	3,993,232
307,717	Winslow Green Growth Fund *	4,188,031
		9,976,526
	VALUE FUNDS - 10.6%
126,855	Ariel Appreciation Fund	4,970,184
88,509	Fairholme Fund	3,008,411
114,227	The Osterweis Fund	2,985,883
		10,964,478

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $80,364,561)	89,244,657

See accompanying notes to financial statements.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 12.2%
	COMMODITY FUND - 1.7%
134,000	iShares COMEX Gold Trust *	$ 1,779,520

	INVERSE EQUITY FUND - 8.5%
187,000	ProShares Short S&P500 *	8,789,000

	SPECIALTY FUND - 2.0%
57,700	iShares S&P Global Infrastructure Index Fund	2,066,814

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $12,216,941)	12,635,334

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
2,723,675	Goldman Sachs Financial Square Funds - Government Fund	2,723,675
	TOTAL SHORT-TERM INVESTMENT ( Cost - $2,723,675)

	TOTAL INVESTMENTS - 100.9% ( Cost - $95,305,177) (a)	$ 104,603,666
	LIABILITIES LESS OTHER ASSETS - (0.9%)	(884,647)
	NET ASSETS - 100.0%	$ 103,719,019

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	9,340,226
	Unrealized depreciation	(41,737)
	Net unrealized appreciation	9,298,489

See accompanying notes to financial statements.

EAS Global Cycle Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares			Value
	OPEN-ENDED MUTUAL FUNDS - 65.9%
	EMERGING MARKET FUNDS - 21.3%
3,526	Matthews China Fund		$ 105,856
6,939	Matthews India Fund		152,874
12,014	T Rowe Price Africa & Middle East Fund		91,785
			350,515

	INTERNATIONAL REAL ESTATE FUND - 9.3%
8,443	EII International Property Fund		152,486

	LONG/SHORT EQUITY FUND - 6.5%
21,653	Federated Prudent Bear Fund *		107,614

	SPECIALTY SECTOR FUNDS - 28.8%
9,439	Burnham Financial Industries Fund *		107,412
8,110	Prudential Jennison Health Sciences Fund *		184,822
13,430	Winslow Green Growth Fund *		182,778
			475,012

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $1,061,400)		1,085,627

	EXCHANGE TRADED FUNDS - 16.9%
	COMMODITY FUND - 4.7%
5,855	iShares COMEX Gold Trust *		77,754

	INVERSE EQUITY FUND - 4.7%
2,097	ProShares Short QQQ *		76,436

	SPECIALTY FUND - 7.5%
3,454	iShares S&P Global Infrastructure Index Fund		123,722

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $274,898)		277,912

	SHORT-TERM INVESTMENT - 18.3%
	MONEY MARKET FUND - 18.3%
301,194	Goldman Sachs Financial Square Funds - Government Fund		301,194
	TOTAL SHORT-TERM INVESTMENT ( Cost - $301,194)

	TOTAL INVESTMENTS - 101.1% ( Cost - $1,637,492) (a)		$ 1,664,733
	LIABILITIES LESS OTHER ASSETS - (1.1%)		(18,464)
	NET ASSETS - 100.0%		$ 1,646,269

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	32,925
		Unrealized depreciation	(5,684)
		Net unrealized appreciation	27,241

See accompanying notes to financial statements.

EAS Funds
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)
	EAS Genesis Fund	EAS Global Cycle Fund (a)
ASSETS
Investment securities:
At cost	$ 95,305,177	$ 1,637,492
At value	$ 104,603,666	$ 1,664,733
Cash	112	-
Receivable for Fund shares sold	941	99,965
Dividends and interest receivable	51	1
Due from advisor	-	24,710
Prepaid expenses and other assets	28,656	-
TOTAL ASSETS	104,633,426	1,789,409

LIABILITIES
Payable for securities purchased	695,564	131,508
Investment advisory fees payable	95,050	1,528
Fees payable to other affiliates	29,169	5,142
Fund shares repurchased	73,547	-
Distribution (12b-1) fees payable	7,871	49
Accrued expenses and other liabilities	13,206	4,913
TOTAL LIABILITIES	914,407	143,140
NET ASSETS	$ 103,719,019	$ 1,646,269

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 93,900,553	$ 1,620,026
Undistributed net investment loss	(478,758)	(1,790)
Accumulated net realized gain from security transactions and options written	998,735	792
Net unrealized appreciation of investments	9,298,489	27,241
NET ASSETS	$ 103,719,019	$ 1,646,269

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 31,755,602	$ 614,780
Shares of beneficial interest outstanding	3,217,100	58,816
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (b)	$ 9.87	$ 10.45
Offering price per share (a)	$ 10.44	$ 11.06

Class C Shares:
Net Assets	$ 1,933,275	$ 10.45
Shares of beneficial interest outstanding	198,213	1
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (b)	$ 9.75	$ 10.45

Class I Shares:
Net Assets	$ 70,030,142	$ 1,031,479
Shares of beneficial interest outstanding	7,062,365	98,714
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (b)	$ 9.92	$ 10.45

(a) The EAS Global Cycle Fund commenced operations August 31, 2010
(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

EAS Funds
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2010 (Unaudited)
	EAS Genesis Fund	EAS Global Cycle Fund (a)
INVESTMENT INCOME
Dividends	$ 290,154	$ -
Interest	538	3
TOTAL INVESTMENT INCOME	290,692	3

EXPENSES
Investment advisory fees	522,577	764
Distribution (12b-1) fees:
Class A	41,305	73
Class C	8,628	-
Administrative services fees	54,272	896
Transfer agent fees	39,570	1,637
Registration fees	31,360	7,901
Accounting services fees	27,511	5,149
Professional fees	11,883	5,169
Custodian fees	11,467	795
Compliance officer fees	8,785	736
Printing and postage expenses	6,798	589
Trustees' fees and expenses	3,906	1,271
Insurance expense	2,660	441
Other expenses	4,166	318
TOTAL EXPENSES	774,888	25,739

Fees waived/expenses reimbursed by Advisor	-	(23,946)
NET EXPENSES	774,888	1,793

NET INVESTMENT LOSS	(484,196)	(1,790)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Security transactions	690,366	792
Options written	206,179	-
Net realized gain from investments and options written:	896,545	792

Net change in unrealized appreciation/depreciation from:
Security transactions	763,613	27,241
Options written	(225,346)	-
	538,267	27,241
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	1,434,812	28,033

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 950,616	$ 26,243

(a) The EAS Global Cycle Fund commenced operations August 31, 2010

See accompanying notes to financial statements.

EAS Funds
STATEMENTS OF CHANGES IN NET ASSETS
	EAS Genesis Fund		EAS Global Cycle Fund (a)
	For the		For the
	Six Months Ended	For the	Period Ended
	October 31, 2010	Year Ended	October 31, 2010 (a)
	(Unaudited)	April 30, 2010	(Unaudited)
FROM OPERATIONS
Net investment income/(loss)	$ (484,196)	$ (549,685)	$ (1,790)
Net realized gain/(loss) from investments and options written	896,545	1,747,389	792
Distribution of realized gains from underlying investment companies	-	24,868	-
Net change in unrealized appreciation on investments	538,267	8,066,579	27,241
Net increase/(decrease) in net assets resulting from operations	950,616	9,289,151	26,243

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,398,900	28,855,154	607,879
Class C	361,208	1,301,687	10
Class I	2,967,191	38,662,511	1,012,137
Redemption fee proceeds:
Class A	720	606	-
Class C	-	-	-
Class I	449	287	-
Payments for shares redeemed:
Class A	(8,927,627)	(9,336,438)	-
Class C	(162,278)	(41,281)	-
Class I	(6,781,395)	(15,619,342)	-
Net increase in net assets from shares of beneficial interest	(8,142,832)	43,823,184	1,620,026

TOTAL INCREASE IN NET ASSETS	(7,192,216)	53,112,335	1,646,269

NET ASSETS
Beginning of Year or Period	110,911,235	57,798,900	-
End of Year or Period *	$ 103,719,019	$ 110,911,235	$ 1,646,269
* Includes accumulated undistributed net investment income of:	$ (478,758)	$ 5,438	$ (1,790)

SHARE ACTIVITY
Class A:
Shares Sold	460,376	1,687,081	58,816
Shares Reinvested	-	2,238	-
Shares Redeemed	(941,101)	(97,443)	-
Net increase in shares of beneficial interest outstanding	(480,725)	1,591,876	58,816

Class C:
Shares Sold	38,066	44,180	1
Shares Reinvested	-	38	-
Shares Redeemed	(17,091)	-	-
Net increase in shares of beneficial interest outstanding	20,976	44,218	1

Class I:
Shares Sold	310,677	5,660,031	98,714
Shares Reinvested	-	21,966	-
Shares Redeemed	(705,077)	(704,932)	-
Net increase in shares of beneficial interest outstanding	(394,400)	4,977,065	98,714

(a) The EAS Global Cycle Fund commenced operations August 31, 2010.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund						EAS Global Cycle Fund (a)
	Class A						Class A
	For the		For the		For the		For the
	Six-Months Ended		Year Ended		Period Ended		Period Ended
	October 31		April 30,		April 30,		October 31
	2010		2010		2009 (1)		2010 (2)
	(Unaudited)						(Unaudited)

Net asset value, beginning of year	$ 9.77		$ 8.73		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.05)		(0.07)		(0.06)		(0.03)
Net realized and unrealized gain (loss)
on investments	0.15		1.11		(1.15)		0.48
Total from investment operations	0.10		1.04		(1.21)		0.45

Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	-

Less distributions from:
Net investment income	-		-		(0.03)		-
Excess of net investment income	-		-		(0.03)		-
Total distributions	-		-		(0.06)		-

Net asset value, end of year or period	$ 9.87		$ 9.77		$ 8.73		$ 10.45

Total return (5)	1.02%		11.91%		(12.13%)	(5)	4.50%	(6)

Net assets, end of year or period (000s)	$ 31,756		$ 36,118		$ 13,903		$ 615

Ratio of gross expenses to average
net assets (7)	1.64%	(8)	1.63%		2.34%	(8)	25.62%	(8)

Ratio of net expenses to average
net assets (7)	1.64%	(8)	1.72%	(9)	1.95%	(8)	1.95%	(8)

Ratio of net investment (loss) to
average net assets (7,10)	-1.07%	(8)	-0.74%		-0.90%	(8)	-1.95%	(8)

Portfolio Turnover Rate	53%	(6)	144%		387%	(6)	9%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)								The ratios of expenses and net investment (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)								Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund						EAS Global Cycle Fund (a)
	Class C						Class C
	For the		For the		For the		For the
	Six-Months Ended		Year Ended		Period Ended		Period Ended
	October 31		April 30,		April 30,		October 31
	2010		2010		2009 (1)		2010 (2)
	(Unaudited)						(Unaudited)

Net asset value, beginning of year	$ 9.69		$ 8.72		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.09)		(0.14)		(0.09)		(0.03)
Net realized and unrealized gain (loss)
on investments	0.15		1.11		(1.14)		0.48
Total from investment operations	0.06		0.97		(1.23)		0.45

Paid-in-capital from redemption fees	-		0.00	(4)	-		-

Less distributions from:
Net investment income	-		-		(0.02)		-
Excess of net investment income	-		-		(0.03)		-
Total distributions	-		-		(0.05)		-

Net asset value, end of year or period	$ 9.75		$ 9.69		$ 8.72		$ 10.45

Total return (5)	0.62%		11.12%		(12.33%)	(6)	4.50%	(6)

Net assets, end of year or period (000s)	$ 1,933		$ 1,717		$ 386		$ 0

Ratio of gross expenses to average
net assets (7)	2.39%	(8)	2.38%		3.09%	(8)	26.37%	(8)

Ratio of net expenses to average
net assets (7)	2.39%	(8)	2.44%	(9)	2.70%	(8)	2.70%	(8)

Ratio of net investment (loss) to
average net assets (7,10)	-1.83%	(8)	-1.46%		-1.47%	(8)	-2.70%	(8)

Portfolio Turnover Rate	53%	(6)	144%		387%	(6)	9%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)								The ratios of expenses and net investment (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)								Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	EAS Genesis Fund						EAS Global Cycle Fund (a)
	Class I						Class I
	For the		For the		For the		For the
	Six-Months Ended		Year Ended		Period Ended		Period Ended
	October 31		April 30,		April 30,		October 31
	2010		2010		2009 (1)		2010 (2)
	(Unaudited)						(Unaudited)

Net asset value, beginning of year	$ 9.80		$ 8.74		$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (loss) (3)	(0.04)		(0.05)		0.04		(0.03)
Net realized and unrealized gain (loss)
on investments	0.16		1.11		(1.24)		0.48
Total from investment operations	0.12		1.06		(1.20)		0.45

Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	-

Less distributions from:
Net investment income	-		-		(0.03)		-
Excess of net investment income	-		-		(0.03)		-
Total distributions	-		-		(0.06)		-

Net asset value, end of year or period	$ 9.92		$ 9.80		$ 8.74		$ 10.45

Total return (5)	1.22%		12.13%		(12.01%)	(6)	4.50%	(6)

Net assets, end of year or period (000s)	$ 70,030		$ 73,076		$ 43,510		$ 1,031

Ratio of gross expenses to average
net assets (7)	1.39%	(8)	1.38%		1.70%	(8)	25.37%	(8)

Ratio of net expenses to average
net assets (7)	1.39%	(8)	1.47%	(9)	1.70%	(8)	1.70%	(8)

Ratio of net investment (loss) to
average net assets (7,10)	-0.83%	(8)	-0.50%		0.70%	(8)	-1.70%	(8)

Portfolio Turnover Rate	53%	(6)	144%		387%	(6)	9%	(6)

(1)	The EAS Genesis Fund commenced operations on August 14, 2008.
(2)	The EAS Global Cycle Fund commenced operations on August 31, 2010.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Represents less than $0.01 per share.
(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(6) Not Annualized.
(7)								The ratios of expenses and net investment (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(8) Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)								Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited)

1.

ORGANIZATION

The EAS family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of two different active managed funds.  Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The EAS Genesis Fund (the “Genesis Fund”) commenced operations on August 14, 2008 and the EAS Global Cycle Fund (the “Global Cycle Fund”) commenced operations on August 31, 2010.  The investment objective of each Fund is as follows:

Fund

Primary Objective

Genesis Fund

Preservation and growth of capital

Global Cycle Fund

Long-Term growth of capital

Each Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%.  There are no sales charges on reinvested distributions. If you invest in more than one class of a Fund, you should notify the Fund of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" in the Funds’ prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

•

reinvesting dividends or distributions;

•

participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

•

exchanging an investment in Class A Shares of another fund for an investment in a Fund;

•

a current or former director or trustee of the Trust;

•

an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Funds’ Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

•

purchasing shares through the Funds’ Advisor; or

•

purchasing shares through a financial services firm (such as a broker-dealer, investment Advisor or financial institution) that has a special arrangement with a Fund.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Funds’ income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

1.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Open-end funds.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Funds’ assets and liabilities measured at fair value:

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

EAS Genesis Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 89,244,657	$ -	$ -	$ 89,244,657
Exchange Traded Funds	12,635,334	-	-	12,635,334
Money Market Funds	2,723,675	-	-	2,723,675
Total	$ 104,603,666	$ -	$ -	$ 104,603,666

EAS Global Cycle Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 1,085,627	$ -	$ -	$ 1,085,627
Exchange Traded Funds	277,912	-	-	277,912
Money Market Funds	301,194	-	-	301,194
Total	$ 1,664,733	$ -	$ -	$ 1,664,733

                                   The Funds did not hold any Level 3 securities during the period.

                                   * Refer to the Portfolio of Investments for industry classification.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Options transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.

The number of option contracts written and the premiums received by the Funds during the six-months ended October 31, 2010, were as follows:

	Call Options
	Number of Contracts	Premiums Received
Options outstanding, April 30, 2010	3,050	$ 318,196
Options written	-	-
Options exercised
Options expired	-	-
Options closed	3,050	318,196
Options outstanding, October 31, 2010	0	$ 0

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2010), for the Genesis Fund or expected to be taken in each Fund’s 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six-months ended October 31, 2010, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Genesis Fund

                     $51,354,414

         $54,486,130

Global Cycle Fund

 1,420,428

      84,822

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Emerald Asset Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Genesis Fund’s average daily net assets, and 0.75% of Global Cycle Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse each of the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.95%, 2.70% and 1.70% per annum of each Fund’s average daily net assets for Class A shares, Class C shares and Class I shares, respectively.  During the period ended October 31, 2010 the Advisor waived or reimbursed fees totaling $23,946 for the Global Cycle Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.95%, 2.70% and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95%, 2.70% and 1.70% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.95%, 2.70% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2010 there was $23,946 of fees waivers subject to recapture by the Advisor through April 30, 2014 on the Global Cycle Fund.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares (of which up to 0.25% is a shareholder service fee) and 1.00% of its average daily net assets for Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six-months ended October 31, 2010, pursuant to the Plan, EAS Genesis Class A shares paid $41,305 and Class C shares paid $8,628 and EAS Global Cycle Class A shares paid $73 and Class C shares paid $0.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as Funds’ assets reach certain breakpoints. Each Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

Genesis Fund

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Global Cycle Fund

No minimum

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Genesis Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $6,000 for each additional share class above one plus

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Global Cycle Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Global Cycle’s annual fee and basis point fee are subject to discounts in the initial year.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  The fees are billed monthly as follows:

Genesis Fund

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

Global Cycle Fund

-

No minimum and the per account charge is $14.00 per account.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), each Fund pays an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six-months ended October 31, 2010 is summarized in the table on the next page. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six-months ended October 31, 2010, the expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six-months ended October 31, 2010, is summarized in the table below.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   GemCom collection for EDGAR and printing services performed, for the six-months ended October 31, 2010, is summarized in the table below.

Fund

Custody

     Compliance

   GemCom

Genesis Fund

             $4,092

           $8,785

    $3,914

Global Cycle Fund

          3

                736

         661

5.  REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six-months ended October 31, 2010, the Genesis Fund accessed $720, $0, and $449 for Class A, Class C, and Class I shares, respectively.  The Global Cycle Fund assessed no redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Genesis Fund distributions for the following period was as follows:

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments and mark-to-market on open 1256 contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to grantor trust adjustments.

At April 30, 2010, the Genesis Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through April 30, 2017 of $29,649.

EAS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2010 (Unaudited)

Permanent book and tax differences, primarily attributable to net operating losses and grantor trusts and partnership adjustments, resulted in reclassification for the period ended April 30, 2010 as follows: a decrease in paid-in capital of $561,024; a decrease in accumulated net investment loss of $554,942; and an increase in accumulated net realized gain from security transactions and options written of $6,082.

7.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, each Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EAS Funds

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

As a shareholder of a Fund in The EAS Funds, you incur two types of costs: (1) transaction costs including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2010 through October 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the EAS Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/30/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Ending Account Value 10/31/10	Expenses Paid During Period*
EAS Genesis Fund Class A	1.64%	$1,000.00	$1,010.20	$ 8.31	$1,016.94	$ 8.34
EAS Genesis Fund Class C	2.39%	$1,000.00	$1,006.20	$ 12.09	$1,013.16	$ 12.23
EAS Genesis Fund Class I	1.39%	$1,000.00	$1,012.20	$ 7.05	$1,018.20	$ 7.07
			Actual		Hypothetical (5% return before expenses)**
	Fund’s Annualized Expense Ratio	Beginning Account Value 8/31/10	Ending Account Value 10/31/10	Expenses Paid During Period***	Ending Account Value 10/31/10	Expenses Paid During Period
EAS Global Cycle Class A	1.95%	$1,000.00	$1,045.00	$ 3.33	$1,015.38	$ 9.91
EAS Global Cycle Class C	2.70%	$1,000.00	$1,045.00	$ 4.61	$1,011.59	$ 13.69
EAS Global Cycle Class I	1.70%	$1,000.00	$1,045.00	$ 2.91	$1,016.64	$ 8.64

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Fund was in operation for the full sixth months ended 10/31/2010

***Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (61) divided by the number of days in the fiscal year (365).

EAS Funds

SUPPLEMENTAL INFORMATION

October 31, 2010 (Unaudited)

Approval of Advisory Agreement –EAS Global Cycle Fund

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Emerald Asset Advisors, LLC (“Emerald” or the “Adviser”) and the Trust, on behalf of EAS Global Cycle Fund (“EAS” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because EAS has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that EAS’ advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Princeton for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR

Emerald Asset Advisors, LLC

2843 Executive Park Drive

Weston, FL 33331

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/10